Debt - Summary of indebtedness (Details) $ in Thousands	Jun. 30, 2022 USD ($) aircraft engine	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Commitment	$ 58,882,907
Undrawn amounts	10,649,324
Debt issuance costs, debt discounts and debt premium	(308,034)	$ (343,794)
Debt	$ 47,927,887	50,204,678
Number of aircraft pledged as collateral | aircraft	342
Unsecured
Debt Instrument [Line Items]
Commitment	$ 44,711,500
Undrawn amounts	9,034,000
Amount outstanding	35,678,112	37,079,686
Secured
Debt Instrument [Line Items]
Commitment	11,894,188
Undrawn amounts	1,615,324
Amount outstanding	10,280,804	11,191,782
Subordinated
Debt Instrument [Line Items]
Commitment	2,277,219
Undrawn amounts	0
Amount outstanding	2,277,005	2,277,004
Floating rate debt
Debt Instrument [Line Items]
Debt	8,600,000
ILFC Legacy Notes | Unsecured
Debt Instrument [Line Items]
Commitment	750,000
Undrawn amounts	0
Amount outstanding	$ 750,000	1,034,274
Weighted average interest rate	5.88%
AerCap Trust & AICDC | Unsecured
Debt Instrument [Line Items]
Commitment	$ 33,300,000
Undrawn amounts	0
Amount outstanding	$ 33,300,000	34,167,202
Weighted average interest rate	3.05%
Revolving credit facilities | Unsecured
Debt Instrument [Line Items]
Commitment	$ 9,034,000
Undrawn amounts	9,034,000
Amount outstanding	$ 0	0
Weighted average interest rate	0.00%
Other unsecured debt | Unsecured
Debt Instrument [Line Items]
Commitment	$ 1,627,500
Undrawn amounts	0
Amount outstanding	$ 1,627,500	1,874,000
Weighted average interest rate	2.88%
Fair value adjustment | Unsecured
Debt Instrument [Line Items]
Commitment	$ 0
Undrawn amounts	0
Amount outstanding	612	4,210
Export credit facilities | Secured
Debt Instrument [Line Items]
Commitment	1,187,353
Undrawn amounts	0
Amount outstanding	$ 1,187,353	1,276,557
Weighted average interest rate	2.10%
Additional commitment	$ 800,000
Number of aircraft pledged as collateral | aircraft	42
Institutional secured term loans & secured portfolio loans | Secured
Debt Instrument [Line Items]
Commitment	$ 7,762,122
Undrawn amounts	0
Amount outstanding	$ 7,762,122	8,428,534
Weighted average interest rate	3.74%
Number of aircraft pledged as collateral | aircraft	256
AerFunding Revolving Credit Facility | Secured
Debt Instrument [Line Items]
Commitment	$ 2,075,000
Undrawn amounts	1,324,574
Amount outstanding	$ 750,426	783,488
Weighted average interest rate	3.25%
Number of aircraft pledged as collateral | aircraft	26
Other secured debt | Secured
Debt Instrument [Line Items]
Commitment	$ 869,713
Undrawn amounts	290,750
Amount outstanding	$ 578,963	700,842
Weighted average interest rate	4.09%
Number of aircraft pledged as collateral | aircraft	18
Number of engines pledged as collateral | engine	74
Fair value adjustment | Secured
Debt Instrument [Line Items]
Commitment	$ 0
Undrawn amounts	0
Amount outstanding	1,940	2,361
Subordinated Notes | Subordinated
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	$ 2,250,000	2,250,000
Weighted average interest rate	5.60%
Subordinated debt issued by VIEs | Subordinated
Debt Instrument [Line Items]
Commitment	$ 27,219
Undrawn amounts	0
Amount outstanding	$ 27,219	27,219
Weighted average interest rate	0.00%
Fair value adjustment | Subordinated
Debt Instrument [Line Items]
Commitment	$ 0
Undrawn amounts	0
Amount outstanding	$ (214)	$ (215)